UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC	$570,661,797

Total Investments (Cost - $578,455,099) - 100.3%	570,661,797
Liabilities in Excess of Other Assets - (0.3)%	(1,972,524)

Net Assets - 100.0%	$568,689,273

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$570,661,797
Level 3	—

Total	$570,661,797

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

AEP Texas Central Transition Funding, Series 2006-A, Class A2, 4.98%, 7/01/15	$6,425	$6,836,107
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.33%, 1/25/37 (a)	954	925,532
American Express Issuance Trust, Series 2008-2, Class A, 4.02%, 1/18/11	5,475	5,544,480
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)	5,266	4,056,348
Asset Backed Funding Certificates, Series 2006-OPT2, Class A3A, 0.31%, 10/25/36 (a)	17	17,131
Bear Stearns Asset Backed Securities Trust, Series 2006-3, Class A1, 0.40%, 8/25/36 (a)	388	349,840
Capital Auto Receivables Asset Trust, Series 2004-2, Class D, 5.82%, 5/15/12 (b)	661	661,575
Carmax Auto Owner Trust, Series 2008-2, Class A3B, 1.64%, 10/15/12 (a)	1,665	1,665,252
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class A3A, 0.31%, 5/25/37 (a)	5,689	3,583,760
Countrywide Asset Backed Certificates, Series 2006-20, Class 2A1, 0.30%, 4/25/37 (a)	810	772,527
Countrywide Asset Backed Certificates, Series 2006-22, Class 2A1, 0.30%, 5/25/37 (a)	332	313,704
Countrywide Asset Backed Certificates, Series 2007-12, Class 2A1, 0.60%, 5/25/29 (a)	230	209,860
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13	6,025	6,273,284
Ford Credit Auto Owner Trust, Series 2008-A, Class A3A, 3.96%, 4/15/12	7,825	7,994,684
Ford Credit Auto Owner Trust, Series 2008-B, Class A2, 1.44%, 12/15/10 (a)	797	798,565
Ford Credit Auto Owner Trust, Series 2009-A, Class A3B, 2.74%, 5/15/13 (a)	10,355	10,625,007
GCO Slims Trust, Series 2006-1A, Class Note, 5.72%, 3/01/22 (b)	3,762	2,708,852
GSAA Trust, Series 2004-10, Class AF2, 4.22%, 8/25/34 (a)	415	401,661
GSAMP Trust, Series 2005-AHL, Class A3, 0.59%, 4/25/35 (a)	1,050	1,006,275
Honda Auto Receivables Owner Trust, Series 2006-3, Class A3, 5.12%, 10/15/10	503	504,850
Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, 7/15/11	1,545	1,566,756
JPMorgan Mortgage Acquisition Corp., Series 2007-CH5, Class A2, 0.30%, 11/25/29 (a)	3,965	3,423,328
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A, 0.29%, 1/25/37 (a)	1,428	1,229,335

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)	Value

	Morgan Stanley ABS Capital I, Series 2007-HE6, Class A1, 0.31%, 5/25/37 (a)	$3,144	$2,400,780
	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13	4,470	4,545,002
	PG&E Energy Recovery Funding LLC, Series 2005-1, Class A4, 4.37%, 6/25/14	3,520	3,695,768
	Popular ABS Mortgage Pass-Through Trust, Series 2005-1, Class AF3, 4.14%, 5/25/35 (a)	747	718,873
	Residential Asset Mortgage Products, Inc., Series 2003-RZ3, Class A6, 3.40%, 3/25/33 (a)	7,499	5,771,215
	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 0.32%, 2/25/37 (a)	255	239,496
	SLM Student Loan Trust, Series 2002-1, Class A2, 0.61%, 4/25/17 (a)	1,746	1,731,229
	SLM Student Loan Trust, Series 2002-4, Class A4, 0.44%, 3/15/17 (a)	3,031	3,003,924
	SLM Student Loan Trust, Series 2005-8, Class A2, 0.59%, 7/25/22 (a)	5,166	5,121,202
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.60%, 10/25/16 (a)	8,775	8,854,241
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, 1/25/18 (a)	9,400	9,517,037
	Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.29%, 1/25/37 (a)	1,348	1,173,362
	Soundview Home Equity Loan Trust, Series 2003-2, Class A2, 0.90%, 11/25/33 (a)	5,078	3,020,852
	Soundview Home Equity Loan Trust, Series 2007-OPT3, Class 2A1, 0.31%, 8/25/37 (a)	1,856	1,733,770
	Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.34%, 4/25/37 (a)	2,461	2,195,271

			115,190,735

Interest Only - 0.4%	National Collegiate Student Loan Trust, Series 2005-2, Class AIO, 7.73%, 3/25/12	16,400	681,092
	National Collegiate Student Loan Trust, Series 2005-GT1, Class AIO, 6.75%, 12/25/09	32,386	1,482,567

			2,163,659

	Total Asset-Backed Securities - 20.5%		117,354,394

Industry	Corporate Bonds

Aerospace & Defense - 1.3%	Boeing Co., 5.13%, 2/15/13	1,255	1,348,476
	Honeywell International, Inc., 3.88%, 2/15/14	2,940	3,053,843
	Northrop Grumman Corp., 7.13%, 2/15/11	3,075	3,287,799

			7,690,118

Airlines - 0.1%	American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12	423	406,323

Beverages - 0.7%	Bottling Group LLC, 6.95%, 3/15/14 (c)	1,290	1,511,022
	PepsiAmericas, Inc., 4.38%, 2/15/14	2,525	2,628,611

			4,139,633

Capital Markets - 1.6%	Credit Suisse, 5.50%, 5/01/14	1,825	1,961,422
	Credit Suisse (USA), Inc., 6.13%, 11/15/11	525	564,122
	Deutsche Bank AG, 5.38%, 10/12/12	1,790	1,924,807

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	The Goldman Sachs Group, Inc., 3.63%, 8/01/12	$1,800	$1,836,716
	The Goldman Sachs Group, Inc., 6.00%, 5/01/14	1,600	1,725,125
	Morgan Stanley, 6.00%, 5/13/14	1,210	1,283,071

			9,295,263

Commercial Banks - 4.0%	Barclays Bank Plc, 5.45%, 9/12/12	2,440	2,611,666
	Eksportfinans A/S, 5.00%, 2/14/12	5,350	5,714,710
	European Investment Bank, 3.13%, 6/04/14	2,105	2,138,947
	Fifth Third Bank, 4.20%, 2/23/10	4,785	4,822,266
	North Fork Bancorporation, Inc., 5.88%, 8/15/12	2,031	1,962,677
	Svenska Handelsbanken AB, 4.88%, 6/10/14 (b)	1,975	2,067,588
	US Bank NA, 6.38%, 8/01/11	3,435	3,717,141

			23,034,995

Computers & Peripherals - 1.5%	Hewlett-Packard Co., 2.25%, 5/27/11 (d)	8,265	8,414,745

Consumer Finance - 0.4%	Capital One Financial Corp., 5.70%, 9/15/11	2,145	2,213,320

Diversified Consumer Services - 0.2%	Leland Stanford Junior University, 3.63%, 5/01/14	950	969,808

Diversified Financial Services - 3.2%	Bank of America Corp., 4.88%, 9/15/12	2,255	2,310,694
	General Electric Capital Corp., 0.61%, 11/01/12 (a)	6,350	5,934,818
	General Electric Capital Corp., Series A, 3.75%, 12/15/09	2,700	2,720,631
	JPMorgan Chase & Co., 5.60%, 6/01/11 (d)	3,750	3,957,979
	JPMorgan Chase & Co., 4.75%, 5/01/13	3,000	3,173,979

			18,098,101

Diversified Telecommunication Services - 3.6%	AT&T, Inc., 4.13%, 9/15/09 (d)	1,810	1,811,824
	AT&T, Inc., 4.95%, 1/15/13	1,750	1,870,607
	AT&T, Inc., 4.85%, 2/15/14	2,995	3,206,109
	France Telecom SA, 4.38%, 7/08/14	2,225	2,325,161
	Qwest Corp., 3.55%, 6/15/13 (a)	250	231,250
	Royal KPN NV, 8.00%, 10/01/10	1,100	1,165,363
	TELUS Corp., 8.00%, 6/01/11	915	995,886
	Telefonica Emisiones SAU, 5.98%, 6/20/11	3,165	3,370,158
	Verizon Global Funding Corp., 7.25%, 12/01/10	5,277	5,620,332

			20,596,690

Electric Utilities - 0.4%	FPL Group Capital, Inc., 5.63%, 9/01/11	1,040	1,116,951
	Florida Power Corp., 6.65%, 7/15/11	1,325	1,437,806

			2,554,757

Food & Staples Retailing - 0.7%	CVS Caremark Corp., 0.66%, 6/01/10 (a)	600	598,888
	CVS Caremark Corp., 5.75%, 8/15/11	3,370	3,618,575

			4,217,463

Food Products - 0.9%	Kraft Foods, Inc., 5.63%, 8/11/10	1,115	1,150,135
	Kraft Foods, Inc., 5.63%, 11/01/11	2,000	2,156,922
	Kraft Foods, Inc., 6.00%, 2/11/13	1,500	1,631,736

			4,938,793

Health Care Equipment & Supplies - 0.7%	CareFusion Corp., 4.13%, 8/01/12 (b)	3,925	3,999,705

Insurance - 3.1%	Allstate Financial Global Funding, 6.50%, 6/14/11 (b)	595	636,250
	Berkshire Hathaway Finance Corp., 4.00%, 4/15/12	5,365	5,590,266
	Metropolitan Life Global Funding I, 2.20%, 6/10/11 (a)(b)	3,600	3,593,984
	Metropolitan Life Global Funding I, 5.13%, 4/10/13 (b)	3,715	3,821,921

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	New York Life Global Funding, 4.65%, 5/09/13 (b)	$675	$699,138
	Pricoa Global Funding I, 5.63%, 5/24/11 (b)	3,370	3,406,972

			17,748,531

Machinery - 0.4%	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14	2,045	2,397,904

Media - 1.7%	Comcast Cable Communications LLC, 6.75%, 1/30/11	3,225	3,429,626
	Cox Communications, Inc., 7.75%, 11/01/10	1,070	1,137,961
	News America, Inc., 6.75%, 1/09/38	1,220	1,236,941
	Time Warner Cable, Inc., 6.20%, 7/01/13	3,600	3,890,214

			9,694,742

Multi-Utilities - 2.5%	CenterPoint Energy Transition Bond Co. LLC, Series A-2, 4.97%, 8/01/14	5,472	5,805,080
	Cincinnati Gas & Electric, 5.70%, 9/15/12	3,010	3,287,257
	Dominion Resources, Inc. Series D, 5.13%, 12/15/09	2,000	2,017,886
	Energy East Corp., 6.75%, 6/15/12	2,650	2,915,095

			14,025,318

Oil, Gas & Consumable Fuels - 4.4%	BP Capital Markets Plc, 3.13%, 3/10/12	4,660	4,808,323
	Conoco Funding Co., 6.35%, 10/15/11	2,775	3,040,193
	ConocoPhillips, 4.75%, 10/15/12	850	912,413
	Enterprise Products Operating LLC, Series B, 6.38%, 2/01/13	1,700	1,846,917
	Enterprise Products Operating LP, 4.95%, 6/01/10	2,415	2,455,038
	Enterprise Products Operating LP, 7.50%, 2/01/11	1,845	1,953,820
	MidAmerican Energy Holdings Co., 5.88%, 10/01/12	1,165	1,263,596
	MidAmerican Funding LLC, 6.75%, 3/01/11	1,315	1,399,778
	Southeast Supply Header LLC, 4.85%, 8/15/14 (b)	2,165	2,198,239
	StatoilHydro ASA, 3.88%, 4/15/14	3,105	3,223,956
	XTO Energy, Inc., 5.00%, 8/01/10	2,180	2,232,712

			25,334,985

Pharmaceuticals - 2.3%	Eli Lilly & Co., 3.55%, 3/06/12	2,420	2,532,724
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	1,125	1,204,564
	Novartis Capital Corp., 4.13%, 2/10/14	2,625	2,753,447
	Pfizer, Inc., 4.45%, 3/15/12	2,365	2,505,119
	Roche Holdings, Inc., 4.50%, 3/01/12 (b)	3,855	4,085,475

			13,081,329

Real Estate Investment Trusts (REITs) - 0.3%	AvalonBay Communities, Inc., 6.13%, 11/01/12	535	565,601
	Nationwide Health Properties, Inc., 6.59%, 7/07/38	1,400	1,420,534

			1,986,135

Road & Rail - 1.8%	Burlington Northern Santa Fe Corp., 6.75%, 7/15/11	1,425	1,540,121
	CSX Corp., 6.75%, 3/15/11	4,935	5,242,036
	CSX Corp., 5.50%, 8/01/13	1,108	1,170,931
	Union Pacific Corp., 6.13%, 1/15/12	1,960	2,113,439

			10,066,527

Thrifts & Mortgage Finance - 0.2%	Sovereign Bancorp, Inc., 0.84%, 3/23/10 (a)	1,285	1,273,723

Tobacco - 0.5%	Altria Group, Inc., 7.75%, 2/06/14	2,060	2,335,527

Wireless Telecommunication Services - 2.6%	Rogers Cable, Inc., 7.88%, 5/01/12	710	795,410
	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (b)	7,575	7,821,740
	Verizon Wireless Capital LLC, 5.25%, 2/01/12 (b)	5,665	6,057,975

			14,675,125

	Total Corporate Bonds - 39.1%		223,189,560

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Foreign Agency Obligations	Par (000)	Value

	Asian Development Bank, 2.75%, 5/21/14	$2,875	$2,878,729
	Australia & New Zealand Banking Group Ltd., 0.89%, 6/18/12 (a)(b)	3,470	3,456,033
	Danske Bank A/S, 2.50%, 5/10/12 (b)	9,200	9,273,756
	Dexia Credit Local, 2.38%, 9/23/11 (b)	4,085	4,138,330
	Export Development Canada, 2.38%, 3/19/12	3,105	3,169,752
	FIH Erhvervsbank A/S, 2.45%, 8/17/12 (b)	1,030	1,038,270
	Inter-American Development Bank Series GDIF, 1.50%, 6/23/11	4,885	4,918,250
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	3,535	3,657,597
	Landwirtschaftliche Rentenbank, 4.13%, 7/15/13	2,925	3,093,536
	LeasePlan Corp. NV, 3.00%, 5/07/12 (b)	2,725	2,786,626
	Lloyds TSB Bank Plc, 2.80%, 4/02/12 (b)	4,715	4,788,755
	Macquarie Bank Ltd., 4.10%, 12/17/13 (b)	7,595	7,900,623
	Province of Ontario Canada, 0.88%, 5/22/12 (a)	3,270	3,305,692
	Province of Ontario Canada, 4.10%, 6/16/14	4,840	5,082,160
	Royal Bank of Scotland Group Plc, 1.32%, 4/08/11 (a)(b)	8,300	8,288,488
	Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	2,050	2,079,254
	Societe Financement de l’Economie Francaise, 2.38%, 3/26/12 (b)	7,920	8,028,959
	Societe Financement de l’Economie Francaise, 2.25%, 6/11/12 (b)	2,205	2,216,025
	Suncorp-Metway Ltd., 0.99%, 12/17/10 (a)(b)	5,305	5,307,239

	Total Foreign Agency Obligations - 15.0%		85,408,074

	Municipal Bonds

State - 0.7%	State of California, GO, Taxable, Various Purpose 3, 5.65%, 4/01/39	4,030	4,157,832

	Total Municipal Bonds - 0.7%		4,157,832

	Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 9.3%	Bank of America Mortgage Securities Inc.
	Series 2003-J Class 2A1, 5.28%, 11/25/33 (a)	1,435	1,316,783
	BlackRock Capital Finance LP Series 1997-R2 Class AP, 1.29%, 12/25/35 (a)(b)	56	55,892
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB8 Class 2A1, 5.19%, 12/20/35 (a)	3,082	1,884,279
	GSR Mortgage Loan Trust Series 2005-AR1 Class 2A1, 4.91%, 1/25/35 (a)	6,965	5,421,528
	Homebanc Mortgage Trust Series 2005-3 Class A1, 0.49%, 7/25/35 (a)	5,756	4,215,671
	JPMorgan Mortgage Trust Series 2007-A1 Class 2A1, 4.52%, 7/25/35 (a)	4,965	4,194,718
	Ocwen Residential MBS Corp., Series 1998-R2 Class AP, 10.00%, 11/25/34 (a)(b)	126	25,125
	Permanent Master Issuer Plc Series 2007-1 Class 2A1, 0.56%, 1/15/16 (a)	4,785	4,699,061
	Residential Asset Securitization Trust Series 2005-A5 Class A12, 0.55%, 5/25/35 (a)	2,363	1,499,086
	Salomon Brothers Mortgage Securities VI, Inc. Series 1986-1 Class A, 6.00%, 12/25/11	1	908

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

	Structured Mortgage Asset Residential Trust Series 1991-1 Class H, 8.25%, 6/25/22	$5	$4,563
	SunTrust Adjustable Rate Mortgage Loan Trust Series 2007-2 Class 3A3, 5.71%, 4/25/37 (a)	5,614	3,789,896
	Thornburg Mortgage Securities Trust Series 2006-4 Class A2B, 0.37%, 7/25/36 (a)	1,605	1,519,882
	Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 0.36%, 11/25/46 (a)	5,381	4,914,318
	Thornburg Mortgage Securities Trust Series 2007-1 Class A2B, 0.35%, 3/25/37 (a)	2,791	2,497,628
	Thornburg Mortgage Securities Trust Series 2007-1 Class A3A, 0.35%, 3/25/37 (a)	2,172	1,993,441
	Thornburg Mortgage Securities Trust Series 2007-2 Class A2A, 0.38%, 6/25/37 (a)	3,102	2,676,256
	WaMu Mortgage Pass-Through Certificates Series 2000-1 Class B1, 4.75%, 1/25/40 (a)(b)	4	183
	WaMu Mortgage Pass-Through Certificates Series 2005-AR12 Class 1A6, 4.84%, 10/25/35 (a)	7,175	4,547,398
	Walsh Acceptance Series 1997-2 Class A, 2.25%, 3/01/27 (a)	29	3,670
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR8 Class 2A1, 5.24%, 4/25/36 (a)	6,504	5,016,082
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10 Class 2A1, 5.61%, 7/25/36 (a)	3,310	2,475,350

			52,751,718

Commercial Mortgage-Backed Securities - 10.6%	Banc of America Commercial Mortgage, Inc., Series 2001-PB1, Class A2, 5.79%, 5/11/35	2,625	2,725,457
	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A2, 5.55%, 9/10/12	14,000	13,934,640
	CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A4, 6.51%, 2/15/34	1,613	1,673,210
	CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.49%, 11/15/36	2,161	2,204,611
	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2, 7.20%, 1/15/32	1,277	1,277,910
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AAB, 5.57%, 1/15/46 (a)	1,800	1,754,515
	GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34	5,199	5,490,420
	GS Mortgage Securities Corp., II, Series 2004-C1, Class A2, 4.32%, 10/10/28	1,472	1,488,704
	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 3/15/33	11,600	12,065,285
	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 8/15/26	2,713	2,775,805
	LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A2, 4.57%, 6/15/29 (a)	2,849	2,858,626
	Morgan Stanley Dean Witter Capital I, Series 2000-LIF2, Class A2, 7.20%, 10/15/33	1,394	1,442,071

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Agency Mortgage-Backed Securities	Par (000)	Value

	PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2, 7.30%, 10/12/33	$4,012	$4,154,572
	PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2, 6.36%, 3/12/34	1,700	1,739,252
	TIAA Retail Commercial Trust, Series 2007-C4, Class A1, 5.69%, 8/15/39 (a)(b)	4,830	4,965,526

			60,550,604

Interest Only Commercial Mortgage- Backed Securities - 0.1%	CS First Boston Mortgage Securities Corp., Series 2003-CPN1, Class ASP, 1.58%, 3/15/35 (a)(b)	56,023	392,168
	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class XP, 2.06%, 1/11/35 (a)(b)	33,967	173,705
	LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class XCP, 1.48%, 10/15/35 (a)	59,742	25,958

			591,831

	Total Non-Agency Mortgage-Backed Securities - 20.0%		113,894,153

	U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations - 1.0%	Fannie Mae Trust, Series 2006-25, Class TA, 6.00%, 11/25/29	2,834	2,926,507
	Fannie Mae Trust, Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)	2,878	3,019,155

			5,945,662

Federal Deposit Insurance Corporation Guaranteed - 4.8%	Citigroup Funding, Inc., 1.38%, 5/05/11	4,725	4,750,416
	Citigroup Funding, Inc., 2.25%, 12/10/12	2,440	2,464,307
	General Electric Capital Corp., 1.80%, 3/11/11 (e)	5,760	5,838,457
	General Electric Capital Corp., 2.63%, 12/28/12	3,200	3,273,088
	The Goldman Sachs Group, Inc., 1.63%, 7/15/11 (e)	3,505	3,536,839
	JPMorgan Chase & Co., 2.20%, 6/15/12 (e)	2,965	3,009,303
	Morgan Stanley, 2.25%, 3/13/12 (e)	4,470	4,548,507

			27,420,917

Mortgage-Backed Securities - 6.6%	Fannie Mae Guaranteed Pass-Through Certificates:
	5.00%, 12/01/21 (e)	11,837	12,532,508
	5.50%, 11/01/17 - 12/01/18 (e)	14,860	15,841,609
	6.50%, 4/01/21	1,813	1,945,672
	Freddie Mac Mortgage Participation Certificates:
	5.50%, 10/01/17	1,064	1,132,614
	5.83%, 11/01/36 (a)	3,489	3,688,629
	Ginnie Mae MBS Certificates, 3.75%, 11/20/34 (a)	2,179	2,216,167

			37,357,199

	Total U.S. Government Sponsored Agency Securities - 12.4%		70,723,778

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	U.S. Government Sponsored Obligations	Par (000)		Value

	Fannie Mae, 6.25%, 2/01/11 (e)	$1,505		$1,595,485
	Fannie Mae, 2.00%, 2/11/11 (e)	3,895		3,918,241
	Fannie Mae, 2.00%, 1/09/12 (e)	9,810		9,937,667
	Fannie Mae, 5.25%, 8/01/12 (e)	5,960		6,370,239
	Freddie Mac, 2.13%, 3/23/12 (e)	3,070		3,114,856
	Freddie Mac, 1.75%, 6/15/12 (e)	5,100		5,104,473
	Freddie Mac, 3.00%, 7/28/14 (e)	6,000		6,087,288
	U.S. Treasury Inflation Indexed Bonds, 4.25%, 1/15/10 (d)	7,241		7,313,793
	U.S. Treasury Notes, 1.00%, 8/31/11 (e)	18,590		18,597,269
	U.S. Treasury Notes, 2.50%, 7/31/14	1,860		1,882,087
	U.S. Treasury Notes, 2.38%, 8/31/14	1,145		1,144,195

	Total U.S. Government Sponsored Obligations - 11.4%			65,065,593

	Total Long-Term Investments (Cost - $687,689,963) - 119.1%			679,793,384

	Short-Term Securities

Time Deposits - 0.2%	Brown Brothers Harriman & Co., 0.03%, 9/01/09	912		911,526

	Total Short-Term Securities (Cost - $911,526) - 0.2%			911,526

	Options Purchased	Contracts

Exchange-Traded Call Options	Euro-Dollar Future, expiring September 2009 at USD 98.25	131	(f)	89,244

Over-the-Counter Call Swaptions	Receive a fixed rate of 1.97% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker JPMorgan Chase Bank NA	45	(g)	372,330

	Total Options Purchased (Cost - $240,637) - 0.1%			461,574

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $688,842,126*) - 119.4%			681,166,484

	TBA Sale Commitments (h)	Par (000)

	Fannie Mae Guaranteed Pass-Through Certificates, 5.50%, 11/01/17 - 12/01/18	$3,000		(3,156,564)

	Total TBA Sale Commitments (Proceeds - $3,125,156) - (0.6)%			(3,156,564)

	Options Written	Contracts

Exchange-Traded Call Options	Euro-Dollar Future, expiring September 2009 at USD 98.50	131	(f)	(31,112)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.34% and receive a floating rate based on 3-month LIBOR, expiring August 2010, Broker Credit Suisse International	23	(g)	(1,404,610)
	Pay a fixed rate of 2.90% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker Citibank NA	51	(g)	(557,694)

				(1,962,304)

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts		Value

Over-the-Counter Put Swaptions	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring January 2010, Broker Credit Suisse International	37 (g	)	$(128,137)
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	29 (g	)	(99,034)
	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, May 2010, Broker Deutsche Bank AG	18 (g	)	(113,854)
	Receive a fixed rate of 4.34% and pay a floating rate based on 3-month LIBOR, expiring August 2010, Broker Credit Suisse International	23 (g	)	(834,256)
	Receive a fixed rate of 2.90% and pay a floating rate based on 3-month LIBOR, expiring January 2011, Broker Citibank NA	51 (g	)	(750,355)

				(1,925,636)

	Total Options Written
	(Premiums Received - $4,096,540) - (0.7)%			(3,919,052)

	Total Investments, Net of TBA Sale Commitments and Options Written - 118.1%			674,090,868
	Liabilities in Excess of Other Assets - (18.1)%			(103,429,071)

	Net Assets - 100.0%			$570,661,797

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$688,914,841

Gross unrealized appreciation	$15,340,904
Gross unrealized depreciation	(23,089,261)

Net unrealized depreciation	$(7,748,357)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security has been pledged as collateral in connection with swaps.

(e)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(f)	One contract represents a notional amount of $2,500.

(g)	One contract represents a notional amount of $1 million.

(h)	Represents or includes a “to-be-announced” transaction. The Portfolio has committed to selling securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Depreciation

Barclays Capital, Inc.	$(3,156,564)	$(31,408)

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Reverse repurchase agreements outstanding as of August 31, 2009 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Barclays Capital, Inc.	0.30%	6/11/09	Open	$3,423,338	$3,421,000
Barclays Capital, Inc.	0.35%	6/16/09	Open	4,393,286	4,390,000
Barclays Capital, Inc.	0.32%	6/19/09	Open	5,743,750	5,739,975
Barclays Capital, Inc.	0.24%	7/17/09	Open	9,661,397	9,658,435
Barclays Capital, Inc.	0.21%	8/12/09	Open	8,597,929	8,596,976
Bank of America, NA	0.28%	8/13/09	Open	19,733,916	19,731,000
Credit Suisse Securities (USA), Inc.	0.25%	5/13/09	Open	3,822,750	3,820,000
Credit Suisse Securities (USA), Inc.	0.23%	6/04/09	Open	7,771,854	7,767,438
JPMorgan Chase Bank, NA	0.22%	8/25/09	Open	7,359,440	7,359,125
JPMorgan Chase Bank, NA	0.23%	8/25/09	Open	3,045,039	3,044,903
JPMorgan Chase Bank, NA	0.29%	8/25/09	Open	4,959,647	4,959,367
JPMorgan Chase Bank, NA	0.16%	8/28/09	Open	27,991,374	27,991,250

Total					$106,479,469

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 1,120,669	EUR 804,500	Citibank NA	9/16/09	$(32,693)
USD 384,108	GBP 235,000	Citibank NA	10/28/09	1,570

Total				$(31,123)

•	Financial futures contracts purchased as of August 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

41	EuroBobl Future	Eurex	September 2009	$6,736,233	$99,060
141	10-Year U.S. Treasury Bond	Chicago	December 2009	$16,436,106	91,738

Total					$190,798

•	Financial futures contracts sold as of August 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

174	2-Year U.S. Treasury Bond	Chicago	December 2009	$37,563,136	$(80,677)
336	5-Year U.S. Treasury Bond	Chicago	December 2009	$38,555,987	(168,013)
10	30-Year U.S. Treasury Bond	Chicago	December 2009	$1,191,306	(6,194)

Total					$(254,884)

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)

•	Interest rate swaps outstanding as of August 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.62% (a)	3-month LIBOR	Deutsche Bank AG	March 2011	USD	1,200	$11,355
3.95% (a)	3-month Australian Bank Bill Short-Term Rate	Deutsche Bank AG	May 2011	AUD	9,790	(110,796)
4.02% (a)	3-month Australian Bank Bill Short-Term Rate	Deutsche Bank AG	May 2011	AUD	28,875	(310,922)
1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	52,500	167,831
1.42% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2011	USD	20,100	(101,338)
1.58% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2011	USD	31,600	177,759
2.40% (b)	3-month LIBOR	Credit Suisse International	April 2014	USD	13,200	145,172
2.41% (a)	3-month LIBOR	Citibank NA	May 2014	USD	12,400	(147,941)

Total						$(168,880)

	(a)	Portfolio pays floating interest rate and receives fixed rate.

	(b)	Portfolio pays fixed interest rate and receives floating rate.

•	Portfolio Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
USD	US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

	Assets	Liabilities

Level 1	—	—
Level 2
Long-Term Investments:
Asset-Backed Securities	$104,979,439	—
Corporate Bonds	223,189,560	—
Foreign Agency Obligations	85,408,074	—
Municipal Bonds	4,157,832	—
Non-Agency Mortgage-Backed Securities	109,110,222	—
U.S. Government Sponsored Agency Securities	70,723,778	—
U.S. Government Sponsored Obligations	65,065,593	—
Short-Term Securities	911,526	—
TBA Sale Commitments	—	$(3,156,564)

Total Level 2	663,546,024	(3,156,564)

Level 3
Long-Term Investments:
Asset-Backed Securities	12,374,955	—
Non-Agency Mortgage-Backed Securities	4,783,931	—

Total Level 3	17,158,886	—

Total	$680,704,910	$(3,156,564)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$280,042	$(285,996)
Level 2	876,017	(4,169,912)
Level 3	—	(421,718)

	$1,156,059	$(4,877,626)

[1] Other financial instruments are foreign currency exchange contracts, financial futures contracts, options and swaps. Foreign currency exchange contracts, futures and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Schedule of Investments August 31, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

	Asset- Backed Securities	Non- Agency Mortgage Backed Securities	Total

Balance as of May 31, 2009	$28,439,991	$4,657,120	$33,097,111
Accrued discounts/premiums	—	—	—
Realized gain	9,421,518	(37)	9,421,481
Change in unrealized appreciation/depreciation	(8,214,880)	133,899	(8,080,981)
Net sales	(14,236,588)	(7,051)	(14,243,639)
Net transfer out	(3,035,086)	—	(3,035,086)

Balance, as of August 31, 2009	$12,374,955	$4,783,931	$17,158,886

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments[1]

Balance as of May 31, 2009	—
Accrued discounts/premium	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in	$(421,718)

Balance, as of August 31, 2009	$(421,718)

[1]	Other financial instruments are swaps. Swaps are shown at the unrealized appreciation/depreciation on the instruments.

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: October 22, 2009